Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2015
Registrant Name	dei_EntityRegistrantName	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000765199
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2016
Prospectus Date	rr_ProspectusDate	Sep. 28, 2015